STOCKHOLDERS' EQUITY (Schedule of Warrants Outstanding and Exercisable) (Details) (USD $)	1 Months Ended		12 Months Ended
	Jul. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance			1,533,892	1,933,010
Options granted			1,091,934
Exercised			(215,734)	(71,896)
Lapsed, Warrants			(154,400)	(327,222)
Outstanding, Ending balance			2,055,692	1,533,892
Exercisable at December 31			2,055,692	1,533,892
Outstanding Beginning balance, Weighted Average Exercise Price			$ 5.19	$ 6.21
Granted, Weighted Average Exercise Price	$ 4.0		$ 4.0
Exercised, Weighted Average Exercise Price			$ 2.82	$ 2.65
Lapsed, Weighted Average Exercise Price			$ 12.53	$ 11.75
Outstanding, Ending balance, Weighted Average Exercise Price			$ 4.34	$ 5.19
Exercisable at December 31, Weighted Average Exercise Price		$ 4.8	$ 4.32	$ 5.19
Weighted average months remaining			46 months 15 days	57 months 42 days